EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2011 by asset category is shown in the table that follows.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

The fair value of the plan assets as of December 31, 2010 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$60,967	$60,967	$0	$0
U.S. Treasury securities	494	0	494	0
Corporate bonds	3,078	0	3,078	0
Equity securities:
Common stock	1,594	1,594	0	0
Mutual funds	48,141	48,141	0	0
Exchange traded funds	8,350	8,350	0	0
Total	$122,624	$119,052	$3,572	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,908
2013	5,274
2014	5,146
2015	4,677
2016	9,621
Thereafter	28,858

Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$52,312	$47,996
Service cost	3,177	2,590
Interest cost	2,723	2,711
Actuarial loss	9,180	2,542
Benefits paid, excluding settlement	(3,482)	(3,527)
Benefit obligation at end of year	63,910	52,312

Change in plan assets
Fair value of plan assets at beginning of year	122,677	60,418
Actual return on plan assets	(4,223)	5,786
Employer contribution	0	60,000
Benefits paid, excluding settlement	(3,482)	(3,527)
Fair value of plan assets at end of year	114,972	122,677

Amounts recognized in the Consolidated Balance Sheets
Assets	51,062	70,365
Liabilities	0	0
Net amount recognized	$51,062	$70,365

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$59,390	$39,160
Net prior service cost	(4,542)	(4,965)
Deferred tax assets	(20,712)	(12,913)
Net amount recognized	$34,136	$21,282

Change in accumulated other comprehensive income (loss)	$12,854	$(479)

Accumulated benefit obligation	$60,485	$49,619

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2011	2010	2009
Service cost	$3,177	$2,590	$2,301
Interest cost	2,723	2,711	2,704
Expected return on assets	(9,020)	(4,932)	(5,273)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,194	2,065	1,605
Net periodic benefit (income) cost	(1,349)	2,011	914

Other changes recognized in accumulated other comprehensive income
Net actuarial loss	22,423	1,688	4,492
Amortization of prior service cost	423	423	423
Amortization of gain	(2,194)	(2,065)	(1,605)
Total recognized in accumulated other comprehensive income	20,652	46	3,310
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$19,303	$2,057	$4,224

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,039	$2,191	$2,055
Amortization of prior service credit	(423)	(423)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2011	2010
Benefit obligations
Discount rate	4.22%	5.36%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	5.36%	5.88%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%